Agreements, Guarantees and Liens	12 Months Ended
Dec. 31, 2021
Agreements Guarantees And Liens [Abstract]
Agreements, Guarantees and Liens
Note 22 – Agreements, Guarantees and Liens

A.

To secure its undertakings in connection with its lease agreements as described in Note 19, MeaTech provided a bank guarantee in the amount of USD 27 thousand (NIS 85 thousand) For which there's a restricted deposit. MeaTech also restricted a deposit of USD 26 thousand (NIS 80 thousand) in favor of a bank to secure its liabilities with respect to credit cards. The guarantee and deposit were assigned to MeaTech 3D Ltd. upon the Merger.

B.

To secure its undertakings in connection with its future lease agreement, MeaTech 3D Ltd. provided a bank guarantee in the amount of USD 334 thousand (NIS 1,040 thousand) For which there's a restricted deposit.

C.	To secure its undertakings in connection with its lease agreements as described in Note 13, POM provided a bank guarantee in the amount of USD 18 thousand (EUR 15 thousand) For which there's a restricted deposit.